Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	8/15/2013
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$407,845,637.82	0.9063236	$372,068,335.80	0.8268185	$35,777,302.01
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$668,305,637.82	0.4934111	$632,528,335.80	0.4669967	$35,777,302.01

Weighted Avg. Coupon (WAC)	4.60%		4.61%
Weighted Avg. Remaining Maturity (WARM)	39.74		38.93
Pool Receivables Balance	$709,480,403.88		$672,860,286.14
Remaining Number of Receivables	58,991		57,078

Adjusted Pool Balance	$695,599,600.49		$659,822,298.48

III. COLLECTIONS

Principal:
Principal Collections	$35,624,283.69
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$729,337.60
Total Principal Collections	$36,353,621.29

Interest:
Interest Collections	$2,728,084.31
Late Fees & Other Charges	$62,077.72
Interest on Repurchase Principal	$-
Total Interest Collections	$2,790,162.03

Collection Account Interest	$877.19
Reserve Account Interest	$186.79
Servicer Advances	$-

Total Collections	$39,144,847.30

1 of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	8/15/2013
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$39,144,847.30
Reserve Account Release					$-
Total Available for Distribution					$39,144,847.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$591,233.67		$591,233.67	$591,233.67
Collection Account Interest					$877.19
Late Fees & Other Charges					$62,077.72
Total due to Servicer					$654,188.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$244,707.38		$244,707.38
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$376,899.88		$376,899.88	$376,899.88

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$37,950,113.92

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$35,777,302.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$35,777,302.01
Class A-4 Notes				$-
Class A Notes Total:		$35,777,302.01		$35,777,302.01
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$35,777,302.01		$35,777,302.01

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,172,811.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,880,803.39
Beginning Period Amount	$13,880,803.39
Current Period Amortization	$842,815.73
Ending Period Required Amount	$13,037,987.66
Ending Period Amount	$13,037,987.66
Next Distribution Date Amount	$12,228,361.66

2 of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	8/15/2013
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.92%	4.14%	4.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.39%	56,160	97.97%	$659,180,807.13
30 - 60 Days	1.31%	749	1.67%	$11,226,128.74
61 - 90 Days	0.24%	139	0.31%	$2,062,263.33
91 + Days	0.05%	30	0.06%	$391,086.94
		57,078		$672,860,286.14
Total
Delinquent Receivables 61 + days past due	0.30%	169	0.36%	$2,453,350.27
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	178	0.37%	$2,613,165.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	152	0.32%	$2,417,675.27
Three-Month Average Delinquency Ratio	0.28%		0.35%

Repossession in Current Period		48		$818,746.34
Repossession Inventory		76		$580,362.64

Charge-Offs
Gross Principal of Charge-Off for Current Period				$995,834.05
Recoveries				$(729,337.60)
Net Charge-offs for Current Period				$266,496.45

Beginning Pool Balance for Current Period				$709,480,403.88

Net Loss Ratio				0.45%
Net Loss Ratio for 1st Preceding Collection Period				0.79%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$6,714,693.32
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$3,743,515.62
Number of Extensions				216

3 of 3